MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated January 20, 2012 to the Statement of Additional Information (“SAI”) of the

Fund dated May 1, 2011 as supplemented May 24, 2011, September 28, 2011, November 28, 2011,

and December 31, 2011

This supplement applies to the SAI of each of the following series of the Fund: Small Cap Series (Class A, B, Z, D, and E Shares), Commodity Series, Technology Series, High Yield Bond Series, Life Sciences Series, Global Fixed Income Series, World Opportunities Series (Class A, B, Z, D, and E Shares), New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Financial Services Series, Core Bond Series, Core Plus Bond Series, and Real Estate Series.

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

1.	Effective December 31, 2011, the shares of the International Series, which previously did not have a class name designation, have been redesignated as Class S Shares of the International Series. Class S Shares of the International Series are offered in a separate Statement of Additional Information. Accordingly, effective December 31, 2011, shares of the International Series are no longer offered in the SAI, and all references to the International Series in the SAI are hereby deleted.

For information on the International Series, please contact the Fund at 1-800-466-3863 or at Manning & Napier Fund, Inc., PO Box 9845, Providence, RI 02940-8045.

2.	Effective November 18, 2011, Richard M. Hurwitz has resigned from the Board of Directors of the Fund.

Accordingly, all references to Mr. Hurwitz in the SAI are hereby deleted.

3.	Manning & Napier Advisors, Inc., the investment advisor to the Fund and each of its portfolios (each, a “Series”), is undergoing a restructuring that will result in a newly formed Delaware limited liability company to be called Manning & Napier Advisors, LLC. On or about October 1, 2011, Manning & Napier Advisors, LLC will assume the same roles and responsibilities as Manning & Napier Advisors, Inc. currently has with respect to the Fund and each of its Series. This change will not affect the portfolio management teams or investment strategies of any of the Series of the Fund.

Accordingly, all references to Manning & Napier Advisors, Inc. in the SAI are hereby deleted and replaced by Manning & Napier Advisors, LLC, to be effective on the date of the corporate restructuring, which is expected to be on or about October 1, 2011.

4.	Effective January 1, 2012, Ebrahim Busheri and Christopher Petrosino have been named to the Senior Research Group of Manning & Napier Advisors, LLC, the investment advisor to the Series. Accordingly, the section of the SAI titled “Portfolio Managers” is hereby deleted and replaced by the following:

Portfolio Managers

This section includes information about the Series’ portfolio managers, including information about the dollar range of Fund shares they own, how they are compensated, and other accounts they manage.

The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of each Series.

For the Series that invest in stocks, with the exception of the Small Cap Series and World Opportunities Series, a designated Research Team for each Series implements those policies and guidelines as well as monitors the investment portfolio for the Series. The Research Team works with the Advisor’s other analysts to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases and sales must be approved by two members of the Series’ Research Team and one member of the Senior Research Group before implementation. No specific member of the Series’ Research Team or Senior Research Group is required to approve security purchases and sales.

For the Small Cap Series and World Opportunities Series, the Advisor’s analysts work with the members of the Senior Research Group to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases and sales must be approved by the Senior Research Group before implementation.

For the Series of the Fund that invest solely in fixed income securities, the Series’ Research Team constructs and monitors the Series’ portfolio. The Research Team develops an interest rate overview and a credit approved list that is reviewed by the Senior Research Group.

The following individuals serve on the Advisor’s Senior Research Group and/or the Research Teams of specific Series of the Fund, as noted. Except as noted below, this information is as of December 31, 2010.

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in all Manning & Napier Fund Series
Sidharth Abrol, CFA, Analyst	Member of International Series Research Team	Small Cap Series – between $10,001 and $50,000	Between $50,001 and $100,000

Christian A. Andreach, CFA, Co-Head of Global Equities,Senior Analyst/Managing Director of Consumer Group	Member of Senior Research Group, Member of Real Estate Series Research Team	Life Sciences Series – between $1 and $10,000 Financial Services Series – between $1 and $10,000 International Series – between $1 and $10,000	Between $100,001 and $500,000

Jack Bauer, Senior Analyst/Managing Director of Fixed Income Group	Member of Senior Research Group, Member of Tax Exempt Series, Core Bond Series, Core Plus Bond Series, Global Fixed Income Series, and High Yield Bond Series Research Teams	None	Between $100,001 and $500,000

Jonathan S. Beigle, CFA, Junior Analyst	Member of Commodity Series Research Team	None	Between $1 and $10,000

Marc Bushallow, CFA, Senior High Yield Analyst	Member of Core Plus Bond Series and High Yield Bond Series Research Teams

New York Tax Exempt Series – between $10,001 and $50,000

World Opportunities Series – between $10,001 and $50,000

High Yield Bond Series – between $10,001 and $50,000

Real Estate Series – between $10,001 and $50,000

Between $100,001 and $500,000

Ebrahim Busheri, CFA Senior Analyst/Managing Director of Emerging Growth Group*	Member of Senior Research Group	Small Cap Series – between $10,001 and $50,000 International Series – between $10,001 and $50,000 World Opportunities Series – between $10,001 and $50,000	Between $100,001 and $500,000

Jeffrey S. Coons, Ph.D., CFA,President and Co-Director of Research/Managing Director of Quantitative Strategies Group	Member of Senior Research Group	None	Between $500,001 and $1,000,000

Eric L. Daniels, Senior Analyst	Member of Life Sciences Series Research Team	None	Between $1 and $10,000

Muris Demirovic, Analyst	Member of Life Sciences Series Research Team	None	None

Jeffrey W. Donlon, CFA, Senior Analyst/Managing Director of Technology Group	Member of Senior Research Group, Member of Technology Series Research Team	None	Between $100,001 and $500,000

Brian P. Gambill, CFA, Senior Analyst/Managing Director of Capital Goods & Materials Group	Member of Senior Research Group	None	Between $100,001 and $500,000

R. Keith Harwood, Senior Corporate Analyst	Member of Core Bond Series, Core Plus Bond Series, and High Yield Bond Series Research Teams	None	Between $100,001 and $500,000

Jeffrey A. Herrmann, CFA, Co-Head of Global Equities, Co-Director of Research/Managing Director of Themes & Overviews Group	Member of Senior Research Group, Member of Real Estate Series Research Team	Life Sciences Series – between $10,001 and $50,000 Technology Series – between $10,001 and $50,000 Small Cap Series – between $1 and $10,000 World Opportunities Series – between $1 and $10,000	Between $100,001 and $500,000

Brian W. Lester, CFA, Senior Analyst/Managing Director of Life Sciences Group	Member of Senior Research Group, Member of Life Sciences Series Research Team	Small Cap Series – between $1 and $10,000	Between $100,001 and $500,000

Jason P. Lisiak, CFA, Senior Analyst	Member of Real Estate Series Research Team	Real Estate Series – between $10,001 and $50,000	Between $100,001 and $500,000

Michael J. Magiera, CFA, Senior Analyst/Managing Director of Real Estate Group	Member of Senior Research Group, Member of Real Estate Series Research Team

Small Cap Series – between $10,001 and $50,000

Financial Services Series – between $10,001 and $50,000

World Opportunities Series – between $10,001 and $50,000

Core Bond Series – between $10,001 and $50,000

Real Estate Series – between $50,001 and $100,000

Over $1,000,000

Jeffrey D. McCormack, CFA, Senior Analyst	Member of Life Sciences Series Research Team	Small Cap Series – between $1 and $10,000	Between$100,001 and $500,000

John D. Mitchell, CFA, Senior Analyst	Member of Financial Services Series Research Team	Small Cap Series – between $10,001 and $50,000	Between $100,001 and $500,000

William Moore, CFA, Junior Analyst	Member of Financial Services Series Research Team	None	Between $50,001 and $100,000

James Nawrocki, Senior Analyst	Member of Tax Exempt Series, Core Bond Series, Core Plus Bond Series, and Global Fixed Income Series Research Teams	None	Between $100,001 and $500,000

Christopher F. Petrosino, CFA, Senior Analyst/Managing Director of Quantitative Strategies Group*	Member of Senior Research Group	Small Cap Series – between $1 and $10,000	Between $100,001 and $500,000

Ben V. Rozin, Analyst	Member of International Series Research Team	World Opportunities Series – between $1 and $10,000	Between $100,001 and $500,000

International Series – between $10,001 and $50,000

Ajay M. Sadarangani, CFA, Senior Analyst	Member of Financial Services Series Research Team	None	Between $100,001 and $500,000

Tariq Siddiqi, Junior Analyst	Member of Technology Series Research Team	Small Cap Series – between $1 and $10,000	Between $50,001 and $100,000

Marc Tommasi, Head of Global Investment Strategy, Senior Analyst/Managing Director of Global Strategies Group	Member of Senior Research Group, Member of International Series and Global Fixed Income Series Research Teams	None	Between $500,001 and $1,000,000

Virge J. Trotter, III, CFA, Senior Analyst/Managing Director of Services Group	Member of Senior Research Group, Member of Financial Service Series Research Team	None	Between $100,001 and $500,000

Jay Welles, CFA, Senior Analyst	Member of Technology Series Research Team	None	Between $100,001 and $500,000

* Information as of September 30, 2011.

Compensation. Equity and fixed income analyst compensation is provided in two basic forms: a fixed base salary and bonuses. Bonuses may be several times the level of base salary for successful analysts. The analyst bonus system has been established to provide a strong incentive for analysts to make investment decisions in the best interest of MNA’s clients, including Series shareholders.

In the analyst bonus system, the gains/losses of securities recommended and reviewed by an analyst are measured over trailing 12-month, 24-month and 36-month time periods and compared to several hurdles. In the case of equity analysts, those hurdles include 0% (i.e., positive returns) and the gain/loss of the S&P 500 Index®. For fixed income analysts, the hurdles are 0% (i.e., positive returns) and the gain/loss on a representative bond benchmark such as the Barclays Capital Aggregate Index. A bonus rate is established for each time period based upon the number of hurdles surpassed by the analyst. The bonus rate could result in a negative, zero, or positive bonus for the period, generally depending upon whether no hurdles, one hurdle, or multiple hurdles are surpassed by an analyst. Bonuses are calculated by multiplying the analyst’s total gain/loss and the bonus rate for each time period and summed over the three time periods. If this calculation results in a negative bonus (e.g., returns below 0% and the benchmark index), then the negative is carried forward until the analyst achieves a positive bonus to offset the negative balance. In total, the bonus system provides incentives to pursue both downside protection and competitive returns versus benchmarks.

Additional compensation may be provided to certain research analysts in the form of fixed bonuses determined by the Co-Directors of Research or based on a portion of the bonuses paid in the analyst bonus system described above. Also, certain employees may be selected to purchase equity in the Advisor based upon a combination of performance and tenure. The Advisor may utilize a bonus when recruiting new research employees to help defray relocation costs, if applicable. Equity ownership in the Advisor represents an important incentive for senior investment professionals and serves as another method to align the long-term interest of employees with the best interest of our clients.

Management of Other Portfolios. The Advisor does not use a portfolio manager-based structure for the management of investment portfolios. Instead, the Advisor manages mutual funds, other commingled funds and separate accounts using an analyst-driven process. For funds and separate accounts, the investment recommendations made by an equity analyst will be applied to all portfolios with investment objectives for which the recommendation is appropriate. As a result, the investment professionals involved in managing the Series of the Manning & Napier Fund that invest in equities are also responsible for managing all other portfolios for clients of the Advisor that pursue similar investment objectives (“Similarly Managed Accounts”).

Accordingly, each portfolio manager listed below has been assigned portfolio management responsibility for portions of the Advisor’s Similarly Managed Accounts. The Senior Research Group sets broad investment guidelines, and the individual analysts, including those that serve on the Research Teams of Fund Series, select individual securities subject to a peer review process. Because the portfolio management role of these individuals extends across all the Advisor’s Similarly Managed Accounts that hold equities, the information for each portfolio manager listed below relates to all the Similarly Managed Accounts.

None of these accounts is subject to a performance-based advisory fee. Except as noted below, the information below is provided as of December 31, 2010.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets
Sidharth Abrol	21	$14,125,383,596	21	$3,393,477,083	8,254	$21,121,574,948

Christian A. Andreach	21	$14,125,383,596	21	$3,393,477,083	8,254	$21,121,574,948

Jonathan S. Beigle	21	$14,125,383,596	21	$3,393,477,083	8,254	$21,121,574,948

Ebrahim Busheri**	22	$15,185,718,935	19	$3,821,281,807	8,324	$19,786,438,317

Jeffrey S. Coons	21	$14,125,383,596	21	$3,393,477,083	8,254	$21,121,574,948

Eric L. Daniels	21	$14,125,383,596	21	$3,393,477,083	8,254	$21,121,574,948

Muris Demirovic	21	$14,125,383,596	21	$3,393,477,083	8,254	$21,121,574,948

Jeffrey W. Donlon	21	$14,125,383,596	21	$3,393,477,083	8,254	$21,121,574,948

Brian P. Gambill	21	$14,125,383,596	21	$3,393,477,083	8,254	$21,121,574,948

Jeffrey A. Herrmann	21	$14,125,383,596	21	$3,393,477,083	8,254	$21,121,574,948

Brian W. Lester	21	$14,125,383,596	21	$3,393,477,083	8,254	$21,121,574,948

Jason P. Lisiak	21	$14,125,383,596	21	$3,393,477,083	8,254	$21,121,574,948

Michael J. Magiera	21	$14,125,383,596	21	$3,393,477,083	8,254	$21,121,574,948

Jeffrey D. McCormack	21	$14,125,383,596	21	$3,393,477,083	8,254	$21,121,574,948

John D. Mitchell	21	$14,125,383,596	21	$3,393,477,083	8,254	$21,121,574,948

William Moore	21	$14,125,383,596	21	$3,393,477,083	8,254	$21,121,574,948

Christopher F. Petrosino**	22	$15,185,718,935	19	$3,821,281,807	8,324	$19,786,438,317

Ben V. Rozin	21	$14,125,383,596	21	$3,393,477,083	8,254	$21,121,574,948

Ajay M. Sadarangani	21	$14,125,383,596	21	$3,393,477,083	8,254	$21,121,574,948

Tariq Siddiqi	21	$14,125,383,596	21	$3,393,477,083	8,254	$21,121,574,948

Marc Tommasi	21	$14,125,383,596	21	$3,393,477,083	8,254	$21,121,574,948

Virge J. Trotter, III	21	$14,125,383,596	21	$3,393,477,083	8,254	$21,121,574,948

Jay Welles	21	$14,125,383,596	21	$3,393,477,083	8,254	$21,121,574,948

*	At times assets of the Other Accounts in column 3 may be invested in these registered investment companies.

**	Information as of September 30, 2011.

The Advisor’s fixed income portfolio managers manage the fixed income Series of the Fund, separate accounts with fixed income objectives, and the fixed income portions of mixed asset class investment accounts, other pooled investment vehicles, and separate accounts. Because the portfolio management role of these individuals extends across all the Advisor’s accounts that hold fixed income securities, the information for each portfolio manager listed below relates to all the other accounts under the Advisor’s management. These accounts are not subject to performance-based fees. The information below is provided as of December 31, 2010.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets

Jack Bauer	16	$4,997,269,993	16	$2,866,319,300	7,557	$11,731,590,621

Marc Bushallow	16	$4,997,269,993	16	$2,866,319,300	7,557	$11,731,590,621

R. Keith Harwood	16	$4,997,269,993	16	$2,866,319,300	7,557	$11,731,590,621

James Nawrocki	16	$4,997,269,993	16	$2,866,319,300	7,557	$11,731,590,621

*	At times assets of the Other Accounts in column 3 may be invested in these registered investment companies.

Management of Conflicts of Interest. The Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

For the Fund, other pooled investment vehicles, and Other Accounts that have authorized it to do so, the Advisor trades equities and most fixed income investments on an aggregate basis to increase efficiency of execution. Fixed income securities in the Core Bond Series and Core Plus Bond Series are also generally traded on a aggregate basis. In the event of a partially filled order, the Advisor allocates securities first to the Core Bond Series and Core Plus Series and then uses a computer-generated randomizer to objectively assign the order of execution among other accounts. Each account that participates in an aggregated order on a particular day will participate at the average security price for that day with all transaction costs shared on a pro-rata basis.

The Advisor’s trading function for equities and most fixed income investments (other than certain fixed income investments, such as new bond issues, as discussed below) is separate from its research function; that is, the individuals recommending and approving security purchases are not the same individuals responsible for executing the trades. For equities and most fixed income securities trades, traders exercise individual discretion in order to get the Advisor’s clients the best possible execution on trades, but guidelines as to security, position size, and price are set by the analysts recommending the security. Proprietary and third-party reporting systems monitor implementation of trading programs across the account base. To remove the incentive for unauthorized trading and speculation in client accounts, traders are not compensated for profits generated, since investment directives are issued from outside the trading area and then merely implemented by the traders. In addition, the compensation program for individuals recommending securities purchases are based on the returns of the particular security recommended, rather than on the performance of any individual account.

For the Tax Exempt Series, High Yield Bond Series, and Global Fixed Income Series, the trading function for the Series is separate from the trading function for other accounts. For these Series, the respective Series’ Research Team identifies the securities to be purchased and a member of the team executes the trades. The team members do not execute trades in the types of securities held in the Series’ portfolios for other accounts managed by the Advisor. Rather, when similar fixed income securities are to be purchased for such other accounts, traders exercise individual discretion in order to get the Advisor’s clients the best possible execution on trades, but strict guidelines as to security, position size, and price are set by the analysts recommending the security.

Occasionally, such as when purchasing new bond issues, a member of the Advisor’s fixed income group identifies the securities to be purchased and a member of the team executes the trades. With respect to any account of the Advisor not receiving a full allocation, the Advisor may purchase more bonds on behalf of such account in the secondary market. In such case, the purchase price of such bonds will likely be different than that of the initial issue.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI Supp 1231_ 01/2012